Business Segment Information (Schedule Of Unaffiliated Customers And Other Operating Revenue By Product Or Service) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated	$ 12,291	[1]	$ 11,744	[1]	$ 11,294	[1]	$ 9,978	[1]	$ 9,601	[1]	$ 8,730	[1]	$ 8,946	[1]	$ 7,590	[1]	$ 45,307	$ 34,867	$ 28,459
Gasoline Retail [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated																	13,585	10,053	8,158
Gasoline Wholesale [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated																	4,747	4,553	3,830
Middle Distillates [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated																	11,392	8,625	6,669
Residual Fuel [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated																	1,244	1,071	1,433
Petrochemicals [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated																	343	512	251
Other Refined Products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated																	831	477	409
Convenience Store Merchandise [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated																	477	463	515
Other Products And Services [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated																	527	377	320
Resales Of Purchased Crude Oil [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated																	9,915	6,388	4,487
Consumer Excise Taxes [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Consolidated																	$ 2,246	$ 2,348	$ 2,387

[1]	Reflects decreases of $631 and $704 million for the quarters ended March 31 and June 30, 2011, respectively, and decreases of $576 and $626 million for the quarters ended March 31 and June 30, 2010, respectively, compared to amounts previously reported on Securities and Exchange Commission Form 10-Q. These changes are due to the treatment of the Frankford and Haverhill phenol chemicals operations that were sold during 2011 and the cokemaking operations that were spun off in January 2012 as discontinued operations. Also reflects decreases of $401 and $328 million for the quarters ended September 30, 2011 and 2010, respectively, due to the spin-off of the cokemaking operations in January 2012.